PARTICIPATING LOAN INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Participating Loan Interests [Abstract]
Disclosure of participating interest
The outstanding principal of the participating loan interests relates to the following properties:

(US$ Millions)	Participation interest		Carrying value
Name of property	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Darling Park Complex, Sydney	30%	30%	$268	$251
IAG House, Sydney(1)	—%	50%	—	111
Jessie Street, Sydney(1)	—%	100%	—	155
Total participating loan interests			$268	$517

(1)
In the third quarter of 2018, the partnership amended its agreements to allow the partnership to acquire the trust that holds these underlying properties instead of acquiring the properties directly. This amendment resulted in a change of control, which results in the partnership consolidating the results of these entities.